Financial instruments - Summary of the contractual maturities of financial liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Dec. 01, 2019	Nov. 30, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 34,815		$ 31,173
Convertible unsecured senior notes including interest	67,419		70,725
Long-term obligations	5,000		8,500
Lease Liabilities	3,640
Financial liabilities	110,874		110,398
Accounts payable and accrued liabilities carrying amount	34,815		31,173
Convertible unsecured senior notes including interest carrying amount	52,403		50,741
Long-term obligations			4,570
Lease liabilitites	2,980	$ 3,192	3,192
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities carrying amount	34,815		31,173
Convertible unsecured senior notes including interest carrying amount	52,403		50,741
Long-term obligations	4,666		7,987
Lease liabilitites	2,980
Financial liabilities	94,864		89,901
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	34,815		31,173
Convertible unsecured senior notes including interest	3,306		3,306
Long-term obligations	5,000		3,500
Lease Liabilities	621
Financial liabilities	43,742		37,979
From 1 to 2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible unsecured senior notes including interest	64,113		6,613
Long-term obligations			5,000
Lease Liabilities	1,267
Financial liabilities	65,380		11,613
More than 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible unsecured senior notes including interest			60,806
Lease Liabilities	1,752
Financial liabilities	$ 1,752		$ 60,806